As filed with the Securities and Exchange Commission on October xx, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  November 30, 2014

Date of reporting period:  August 31, 2014

Item 1. Schedules of Investments.

WBI Absolute Return Balanced Fund
Schedule of Investments
August 31, 2014 (Unaudited)

Shares	COMMON STOCKS - 44.43%	Value
	Chemical Manufacturing - 0.98%
25,928	Olin Corp.	$707,575
	Clothing and Clothing Accessories Stores - 1.08%
25,129	DSW, Inc. - Class A	777,491
	Credit Intermediation and Related Activities - 3.19%
19,659	East West Bancorp, Inc.	684,920
79,455	Fifth Third Bancorp	1,621,279
		2,306,199
	Electrical Equipment, Appliance, and Component Manufacturing - 1.50%
51,769	Corning, Inc.	1,079,901
	Fabricated Metal Product Manufacturing - 2.22%
13,876	Parker Hannifin Corp.	1,602,678
	Food Manufacturing - 2.35%
34,057	Archer-Daniels-Midland Co.	1,698,082
	Food Services and Drinking Places - 5.33%
6,548	Cracker Barrel Old Country Store, Inc.	657,485
24,360	Dunkin' Brands Group, Inc.	1,060,634
29,480	Yum! Brands, Inc.	2,135,236
		3,853,355
	Machinery Manufacturing - 2.28%
11,374	Cummins, Inc.	1,650,481
	Merchant Wholesalers, Durable Goods - 0.96%
7,480	Watsco, Inc.	691,825
	Nonstore Retailers - 1.70%
32,444	GNC Holdings, Inc. - Class A	1,231,250
	Paper Manufacturing - 1.01%
17,805	Sonoco Products Co.	732,854
	Petroleum and Coal Products Manufacturing - 6.09%
24,169	Marathon Petroleum Corp.	2,199,621
40,699	Valero Energy Corp.	2,203,444
		4,403,065
	Printing and Related Support Activities - 1.00%
40,712	R. R. Donnelley & Sons Co.	719,381
	Professional, Scientific, and Technical Services - 2.11%
21,157	Omnicom Group, Inc.	1,523,516
	Real Estate - 1.91%
17,199	American Campus Communities, Inc.	679,532
49,952	Medical Properties Trust, Inc.	703,824
		1,383,356
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.31%
20,599	T. Rowe Price Group, Inc.	1,668,416
	Transportation Equipment Manufacturing - 6.11%
8,332	Boeing Co.	1,056,498
23,041	Gentex Corp.	680,862
20,979	Harley-Davidson, Inc.	1,333,425
19,526	Honda Motor Co., Ltd. - ADR	664,860
5,963	Toyota Motor Corp. - ADR	681,690
		4,417,335
	Water Transportation - 2.30%
43,803	Carnival Corp. (a)	1,659,258

	TOTAL COMMON STOCKS (Cost $30,980,936)	32,106,018

	EXCHANGE-TRADED FUNDS - 18.90%
60,040	iShares Floating Rate Bond ETF	3,050,032
54,948	iShares iBoxx $ Investment Grade Corporate Bond ETF	6,625,630

42,874	Vanguard Long-Term Bond ETF	3,979,564

	TOTAL EXCHANGE-TRADED FUNDS (Cost $12,836,060)	13,655,226

Principal
Amount	CORPORATE BONDS - 14.72%
	Advertising Agencies - 0.75%
	Omnicom Group, Inc.
$500,000	4.45%, 8/15/2020	542,383
	Aerospace Product and Parts Manufacturing - 0.54%
	Lockheed Martin Corp.
356,000	4.25%, 11/15/2019	392,231
	Agencies, Brokerages, & Other Insurance Related Activities - 0.20%
	Aon PLC
142,000	3.50%, 9/30/2015	146,438
	Beverage Manufacturing - 0.21%
	Anheuser-Busch Cos., LLC
135,000	4.50%, 4/1/2018	148,408
	Business Support Services - 0.99%
	Western Union Co.
650,000	5.93%, 10/1/2016	711,040
	Credit Intermediation and Related Activities - 0.08%
	JPMorgan Chase & Co.
59,000	2.60%, 1/15/2016	60,465
	Depository Credit Intermediation - 1.11%
	Citigroup, Inc.
572,000	6.125%, 11/21/2017	649,401
	Wells Fargo & Co.
142,000	4.48%, 1/16/2024	152,442
		801,843
	Health and Personal Care Stores - 0.21%
	Express Scripts, Inc.
148,000	3.125%, 5/15/2016	153,721
	Insurance Carriers - 2.13%
	American International Group, Inc.
800,000	5.85%, 1/16/2018	907,938
	Cigna Corp.
140,000	8.30%, 1/15/2033	187,118
	Wellpoint, Inc.
440,000	3.125%, 5/15/2022	441,340
		1,536,396
	Investigation and Security Services - 0.15%
	Tyco International Finance
105,000	3.375%, 10/15/2015	107,961
	Machinery Manufacturing - 0.68%
	Kennametal, Inc.
490,000	2.65%, 11/1/2019	493,235
	Medical and Diagnostic Laboratories - 0.24%
	Laboratory Corporation of America Holdings
170,000	3.75%, 8/23/2022	173,667

	Medical Equipment and Supplies Manufacturing - 0.14%
	Zimmer Holdings, Inc.
90,000	4.625%, 11/30/2019	99,452
	Miscellaneous Manufacturing - 1.19%
	Mattel, Inc.
865,000	1.70%, 3/15/2018	862,251
	Motion Picture and Video Industries - 0.76%
	Viacom, Inc.
522,000	3.50%, 4/1/2017	551,752
	Newspaper, Periodical, Book, and Directory Publishers - 0.28%
	Thomson Reuters Corp.
193,000	3.95%, 9/30/2021	204,099
	Non-Depository Credit Intermediation - 0.24%
	American Express Credit
150,000	2.80%, 9/19/2016	155,764
	General Electric Capital Corp.
15,000	5.55%, 10/15/2020	16,998
		172,762
	Nonmetallic Mineral Mining and Quarrying - 0.79%
	Potash Corporation of Saskatchewan, Inc.
543,000	3.25%, 12/1/2017	572,374
	Office Supplies, Stationery, and Gift Stores - 0.95%
	Staples, Inc.
680,000	2.75%, 1/12/2018	688,130
	Pharmaceutical and Medicine Manufacturing - 0.93%
	Amgen, Inc.
656,000	2.125%, 5/15/2017	671,458
	Securities and Commodity Contracts Intermediation and Brokerage - 0.55%
	Prudential Financial, Inc.
384,000	3.00%, 5/12/2016	397,771
	Software Publishers - 0.94%
	Symantec Corp.
660,000	2.75%, 6/15/2017	677,000
	Traveler Accommodation - 0.45%
	Marriott International, Inc.
320,000	3.25%, 9/15/2022	321,107
	Utilities - 0.21%
	Exelon Generation Co., LLC
135,000	5.20%, 10/1/2019	151,256

	TOTAL CORPORATE BONDS (Cost $10,517,123)	10,637,200

Contracts	PURCHASED OPTIONS - 0.02%
	Put Options - 0.02%
340	Archer-Daniels-Midland Co.
	Expiration: October, 2014
	Exercise Price: $48.00	15,300
	TOTAL PURCHASED OPTIONS (Cost $17,000)	15,300

Shares	SHORT-TERM INVESTMENTS - 21.49%
15,532,159	Invesco STIT-Treasury Portfolio - Institutional Class, 0.00% (b)	15,532,159
	TOTAL SHORT-TERM INVESTMENTS (Cost $15,532,159)	15,532,159

	TOTAL INVESTMENTS IN SECURITIES (Cost $69,883,278) - 99.56%	71,945,903
	Other Assets in Excess of Liabilities - 0.44%	318,313
	NET ASSETS - 100.00%	$72,264,216

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
(a)	U.S. traded security of a foreign issuer.
(b)	Rate shown is the 7-day annualized yield as of August 31, 2014.

Schedule of Options Written
August 31, 2014 (Unaudited)

Contracts	OPTIONS WRITTEN	Value
	Call Options
340	Archer-Daniels-Midland Co.
	Expiration: October, 2014	$34,340
	Exercise Price: $50.00
	TOTAL OPTIONS WRITTEN (Premiums received $32,979)	$34,340

WBI Absolute Return Balanced Plus Fund
Schedule of Investments
August 31, 2014 (Unaudited)

Shares	COMMON STOCKS - 37.55%	Value
	Administrative and Support Services - 1.76%
7,618	Paychex, Inc.	$317,289
	Clothing and Clothing Accessories Stores - 1.41%
8,229	DSW, Inc. - Class A	254,605
	Computer and Electronic Product Manufacturing - 1.85%
7,403	Linear Technology Corp.	333,949
	Electronics and Appliance Stores - 4.10%
23,192	Best Buy Co., Inc.	739,593
	Food Manufacturing - 2.74%
5,390	Hershey Co.	492,754
	Food Services and Drinking Places - 2.05%
3,655	Dunkin' Brands Group, Inc.	159,139
2,907	Yum! Brands, Inc.	210,554
		369,693
	Paper Manufacturing - 0.00%
-	Veritiv Corp. (a)	–
	Petroleum and Coal Products Manufacturing - 4.54%
7,574	Marathon Petroleum Corp.	689,310
2,386	Valero Energy Corp.	129,178
		818,488
	Printing and Related Support Activities - 0.91%
3,410	Avery Dennison Corp.	164,123
	Publishing Industries (except Internet) - 2.01%
10,745	Gannett Co., Inc.	362,751
	Real Estate - 6.75%
25,108	American Capital Agency Corp.	593,804
9,660	DDR Corp.	176,005
6,703	HCP, Inc.	290,441
8,054	Redwood Trust, Inc.	156,006
		1,216,256
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.92%
3,048	Waddell & Reed Financial, Inc. - Class A	166,116
	Transportation Equipment Manufacturing - 4.14%
5,883	Boeing Co.	745,965
	Waste Management and Remediation Services - 1.66%
6,379	Waste Management, Inc.	299,622
	Water Transportation - 2.71%
12,869	Carnival Corp.	487,478

	TOTAL COMMON STOCKS (Cost $6,394,772)	6,768,682

	EXCHANGE-TRADED FUNDS - 33.41%
13,440	iShares Floating Rate Bond ETF	682,752
19,399	iShares iBoxx $ Investment Grade Corporate Bond ETF	2,339,131
79,707	PowerShares Preferred Portfolio	1,167,708
24,221	SPDR Barclays High Yield Bond ETF	1,002,023
15,780	Vanguard Mortgage-Backed Securities ETF	831,290
	TOTAL EXCHANGE-TRADED FUNDS (Cost $5,964,617)	6,022,904

	SHORT-TERM INVESTMENTS - 28.28%
5,096,652	Invesco STIT-Treasury Portfolio - Institutional Class, 0.00% (b)	5,096,652
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,096,652)	5,096,652

	TOTAL INVESTMENTS IN SECURITIES (Cost $17,456,041) - 99.24%	17,888,238
	Other Assets in Excess of Liabilities - 0.76%	136,805
	NET ASSETS - 100.00%	$18,025,043

ETF	Exchange-Traded Fund
(a)	Non-income producing security.
(b)	Rate shown is the 7-day annualized yield as of August 31, 2014.

WBI Absolute Return Dividend Income Fund
Schedule of Investments
August 31, 2014 (Unaudited)

Shares	COMMON STOCKS - 57.27%	Value
	Administrative and Support Services - 0.79%
714	Dun & Bradstreet Corp.	$83,809
	Chemical Manufacturing - 2.11%
2,368	Agrium, Inc. (a)	224,084
	Computer and Electronic Product Manufacturing - 5.23%
18,301	Marvell Technology Group Ltd. (a)	254,567
7,121	Xilinx, Inc.	300,862
		555,429
	Credit Intermediation and Related Activities - 8.39%
14,886	Fifth Third Bancorp	303,749
5,762	JPMorgan Chase & Co.	342,552
10,640	KeyCorp	144,810
2,636	SunTrust Banks, Inc.	100,379
		891,490
	Electrical Equipment, Appliance, and Component Manufacturing - 3.84%
4,414	ABB Ltd. - ADR	100,507
14,719	Corning, Inc.	307,038
		407,545
	Electronics and Appliance Stores - 3.63%
12,099	Best Buy Co., Inc.	385,838
	Food Manufacturing - 3.35%
7,141	Archer-Daniels-Midland Co.	356,050
	Insurance Carriers and Related Activities - 2.32%
3,122	Principal Financial Group, Inc.	169,493
2,125	Unum Group	77,074
		246,567
	Machinery Manufacturing - 2.75%
2,011	Cummins, Inc.	291,817
	Merchant Wholesalers, Durable Goods - 0.84%
6,469	Xerox Corp.	89,337
	Petroleum and Coal Products Manufacturing - 7.38%
4,089	Marathon Petroleum Corp.	372,140
7,595	Valero Energy Corp.	411,193
		783,333
	Professional, Scientific, and Technical Services - 2.54%
3,748	Omnicom Group, Inc.	269,893
	Real Estate - 1.70%
7,619	American Capital Agency Corp.	180,189
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.87%
1,981	Evercore Partners, Inc. - Class A	101,487
3,825	T. Rowe Price Group, Inc.	309,806
		411,293
	Transportation Equipment Manufacturing - 4.17%
1,129	Boeing Co.	143,157
4,709	Harley-Davidson, Inc.	299,304
		442,461
	Utilities - 1.43%
1,967	Entergy Corp.	152,265
	Waste Management and Remediation Services - 1.50%
3,389	Waste Management, Inc.	159,181
	Wood Product Manufacturing - 1.43%
6,479	Masco Corp.	152,062

	TOTAL COMMON STOCKS (Cost $5,724,159)	6,082,643

	EXCHANGE-TRADED FUNDS - 7.37%
6,488	iShares iBoxx $ Investment Grade Corporate Bond ETF	782,323
	TOTAL EXCHANGE-TRADED FUNDS (Cost $744,175)	782,323

Contracts	PURCHASED OPTIONS - 0.05%
	Put Options - 0.05%
71	Archer-Daniels-Midland Co.
	Expiration: October, 2014
	Exercise Price: $48.00	3,195
64	Masco Corp.
	Expiration: October, 2014
	Exercise Price: $22.00	1,920
	TOTAL PURCHASED OPTIONS (Cost $6,049)	5,115

Shares	SHORT-TERM INVESTMENTS - 33.13%
3,518,841	Invesco STIT-Treasury Portfolio - Institutional Class, 0.00% (b)	3,518,841
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,518,841)	3,518,841

	TOTAL INVESTMENTS IN SECURITIES (Cost $9,993,224) - 97.82%	10,388,922
	Other Assets in Excess of Liabilities - 2.18%	231,102
	NET ASSETS - 100.00%	$10,620,024

ADR	American Depositary Receipt
(a)	U.S. traded security of a foreign issuer.
(b)	Rate shown is the 7-day annualized yield as of August 31, 2014.

Schedule of Options Written
August 31, 2014 (Unaudited)

Contracts	OPTIONS WRITTEN	Value
	Call Options
71	Archer-Daniels-Midland Co.
	Expiration: October, 2014	$7,171
	Exercise Price: $50.00
64	Masco Corp.
	Expiration: October, 2014	3,200
	Exercise Price: $24.00
	TOTAL OPTIONS WRITTEN (Premiums received $9,898)	$10,371

WBI Absolute Return Dividend Growth Fund
Schedule of Investments
August 31, 2014 (Unaudited)

Shares	COMMON STOCKS - 86.79%	Value
	Accommodation - 2.90%
118,552	Host Hotels & Resorts, Inc.	$2,705,357
	Administrative and Support Services - 1.91%
88,438	Manulife Financial Corp. (b)	1,784,679
	Amusement, Gambling, and Recreation Industries - 0.84%
11,865	Las Vegas Sands Corp.	789,141
	Broadcasting (except Internet) - 2.80%
47,982	Comcast Corp. - Class A	2,619,817
	Chemical Manufacturing - 9.42%
32,412	Agrium, Inc. (b)	3,067,148
30,598	Novartis AG - ADR	2,748,924
101,611	Pfizer, Inc.	2,986,347
		8,802,419
	Clothing and Clothing Accessories Stores - 0.72%
38,472	Stage Stores, Inc.	672,106
	Computer and Electronic Product Manufacturing - 3.86%
85,302	Xilinx, Inc.	3,604,010
	Credit Intermediation and Related Activities - 6.83%
133,967	Fifth Third Bancorp	2,733,596
15,402	Prosperity Bancshares, Inc.	930,281
71,297	SunTrust Banks, Inc.	2,714,990
		6,378,867
	Data Processing, Hosting, and Related Services - 0.98%
9,832	DST Systems, Inc.	912,508
	Electrical Equipment, Appliance, and Component Manufacturing - 2.96%
132,361	Corning, Inc.	2,761,050
	Electronics and Appliance Stores - 4.02%
117,743	Best Buy Co., Inc.	3,754,824
	Fabricated Metal Product Manufacturing - 2.53%
20,437	Parker Hannifin Corp.	2,360,473
	Food Services and Drinking Places - 3.87%
49,889	Yum! Brands, Inc.	3,613,460
	Insurance Carriers and Related Activities - 2.93%
21,567	Aspen Insurance Holdings Ltd. (b)	917,029
27,251	Assurant, Inc.	1,819,004
		2,736,033
	Machinery Manufacturing - 5.87%
25,088	Cummins, Inc.	3,640,520
11,072	Pall Corp.	934,145
8,728	SPX Corp.	908,148
		5,482,813
	Miscellaneous Store Retailers - 3.56%
46,430	PetSmart, Inc.	3,322,995
	Paper Manufacturing - 0.00%
-	Veritiv Corp. (a)	–
	Petroleum and Coal Products Manufacturing - 8.10%
40,636	Marathon Petroleum Corp.	3,698,282
71,400	Valero Energy Corp.	3,865,596
		7,563,878

	Professional, Scientific, and Technical Services - 5.24%
7,911	Amgen, Inc.	1,102,635
19,873	Infosys Ltd. - ADR	1,182,443
36,271	Omnicom Group, Inc.	2,611,875
		4,896,953
	Real Estate - 3.87%
20,484	Equity Lifestyle Properties, Inc.	935,914
23,497	OMEGA Healthcare Investors, Inc.	885,132
16,394	SL Green Realty Corp.	1,792,684
		3,613,730
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 4.82%
74,752	Janus Capital Group, Inc.	908,237
34,465	Raymond James Financial, Inc.	1,883,168
31,315	Waddell & Reed Financial, Inc. - Class A	1,706,667
		4,498,072
	Soap, Cleaning Compound, and Toilet Preparation Manufacturing - 1.93%
128,171	Avon Products, Inc.	1,799,521
	Transportation Equipment Manufacturing - 3.82%
25,066	Honda Motor Co., Ltd. - ADR	853,498
43,304	PACCAR, Inc.	2,719,924
		3,573,422
	Utilities - 3.01%
36,337	Entergy Corp.	2,812,847

	TOTAL COMMON STOCKS (Cost $78,012,135)	81,058,975

	SHORT-TERM INVESTMENTS - 12.68%
11,840,403	Invesco STIT-Treasury Portfolio - Institutional Class, 0.00% (c)	11,840,403
	TOTAL SHORT-TERM INVESTMENTS (Cost $11,840,403)	11,840,403

	TOTAL INVESTMENTS IN SECURITIES (Cost $89,852,538) - 99.47%	92,899,378
	Other Assets in Excess of Liabilities - 0.53%	490,859
	NET ASSETS - 100.00%	$93,390,237

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	Rate shown is the 7-day annualized yield as of August 31, 2014.

WBI Funds
Notes to the Schedule of Investments
August 31, 2014 (Unaudited)

Note 1 – Securities Valuation

The WBI Absolute Return Balanced Fund, the WBI Absolute Return Balanced Plus Fund, the WBI Absolute Return Dividend Growth Fund, and the WBI Absolute Return Dividend Income Fund’s (each a “Fund” and collectively, the “Funds”) investments in securities are carried at their fair value. Each Fund computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm, EST).

Equity securities including common stocks and exchange-traded funds that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

Options are valued using the composite pricing via the National Best Bid and Offer quotes. Composite pricing looks at the last trade on the exchange where the option is traded. If there are no trades for an option on a given business day, as of closing, the Funds will value the option at the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Options that are valued based on quoted prices from the exchange are categorized in level 1 of the fair value hierarchy. Options that are valued at the mean of the highest bid price and lowest asked price are categorized in level 2.
Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of August 31, 2014:

WBI Absolute Return Balanced Fund
Assets:	Level 1	Level 2	Level 3	Total
Common Stocks
Accommodation and Food Services	$3,853,355	$-	$-	$3,853,355
Finance and Insurance	3,974,615	-	-	3,974,615
Manufacturing	17,011,352	-	-	17,011,352
Professional, Scientific, and Technical Services	1,523,516	-	-	1,523,516
Real Estate and Rental and Leasing	1,383,356	-	-	1,383,356
Retail Trade	2,008,741	-	-	2,008,741
Transportation and Warehousing	1,659,258	-	-	1,659,258
Wholesale Trade	691,825	-	-	691,825
Total Common Stocks	32,106,018	-	-	32,106,018

Exchange-Traded Funds	13,655,226	-	-	13,655,226

Corporate Bonds
Accommodation and Food Services	-	321,107	-	321,107
Finance and Insurance	-	3,826,714	-	3,826,714
Health Care and Social Assistance	-	173,667	-	173,667
Information	-	1,432,852	-	1,432,852
Manufacturing	-	2,103,538	-	2,103,538
Mining, Quarrying, and Oil and Gas Extraction	-	572,374	-	572,374
Professional, Scientific, and Technical Services	-	1,213,841	-	1,213,841
Retail Trade	-	841,851	-	841,851
Utilities	-	151,256	-	151,256
Total Corporate Bonds	-	10,637,200	-	10,637,200

Purchased Options	-	15,300	-	15,300

Short-Term Investments	15,532,159	-	-	15,532,159

Total Investments in Securities	$61,293,403	$10,652,500	$-	$71,945,903

Liabilities:
Options Written	$-	$34,340	$-	$34,340
Total Liabilities	$-	$34,340	$-	$34,340

WBI Absolute Return Balanced Plus Fund
Assets:	Level 1	Level 2	Level 3	Total
Common Stocks
Accommodation and Food Services	$369,693	$-	$-	$369,693
Administrative Support and Waste Management	616,911	-	-	616,911
Finance and Insurance	935,925	-	-	935,925
Information	362,751	-	-	362,751
Manufacturing	2,555,279	-	-	2,555,279
Real Estate and Rental and Leasing	446,447	-	-	446,447
Retail Trade	994,198	-	-	994,198
Transportation and Warehousing	487,478	-	-	487,478
Total Common Stocks	6,768,682	-	-	6,768,682

Exchange-Traded Funds	6,022,904	-	-	6,022,904

Short-Term Investments	5,096,652	-	-	5,096,652

Total Investments in Securities	$17,888,238	$-	$-	$17,888,238

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks
Administrative Support and Waste Management	$242,991	-	-	$242,991
Finance and Insurance	1,729,538	-	-	1,729,538
Manufacturing	3,212,781	-	-	3,212,781
Professional, Scientific, and Technical Services	269,894	-	-	269,894
Retail Trade	385,837	-	-	385,837
Utilities	152,265	-	-	152,265
Wholesale Trade	89,337	-	-	89,337
Total Common Stocks	6,082,643	-	-	6,082,643

Exchange-Traded Funds	782,323	-	-	782,323

Purchased Options	-	5,115	-	5,115

Short-Term Investments	3,518,841	-	-	3,518,841

Total Investments in Securities	$10,383,807	$5,115	$-	$10,388,922

Liabilities:
Options Written	$-	$10,371	$-	$10,371
Total Liabilities	$-	$10,371	$-	$10,371

WBI Absolute Return Dividend Growth Fund
Assets:	Level 1	Level 2	Level 3	Total
Common Stocks
Accommodation and Food Services	$6,318,817	$-	$-	$6,318,817
Administrative Support and Waste Management	1,784,679	-	-	1,784,679
Arts and Entertainment and Recreation	789,141	-	-	789,141
Finance and Insurance	14,498,104	-	-	14,498,104
Information	3,532,325	-	-	3,532,325
Manufacturing	35,947,586	-	-	35,947,586
Professional, Scientific, and Technical Services	4,896,953	-	-	4,896,953
Real Estate and Rental and Leasing	2,728,598	-	-	2,728,598
Retail Trade	7,749,925	-	-	7,749,925
Utilities	2,812,847	-	-	2,812,847
Total Common Stocks	81,058,975	-	-	81,058,975

Short-Term Investments	11,840,403	-	-	11,840,403

Total Investments in Securities	$92,889,378	$-	$-	$92,889,378

Refer to the Funds’ Schedule of Investments for a detailed break-out of securities by industry classification. Transfers between levels are recognized at August 31, 2014, the end of the reporting period. The Funds recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Funds during the period ended August 31, 2014.

Note 2 – Derivative Transactions

The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds enter into written call options to hedge against changes in the value of equities. The writing of call options is intended to reduce the volatility of the portfolio and to earn premium income. Written call options expose the Funds to minimal counterparty credit risk since they are exchange traded and the exchange’s clearing house guarantees the options against default. The Funds may also purchase put options to provide protection against adverse price effects from changes in prices of securities. In addition, the Funds enter into written put options to hedge against changes in the value of purchased put options.

The Funds may purchase and write call and put options on securities and indices and enter into related closing transactions. As a holder of a call option, the Funds have the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the Funds have the obligation to sell the security at the exercise price during the exercise period in the event the option is exercised. As a holder of a put option, the Funds have the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, the Funds have the obligation to buy the underlying security at the exercise price during the exercise period.

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have realized a gain or a loss. If a put option is exercised, the premium is deducted from the cost basis of the security purchased. The Funds, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

When purchasing options, the Funds will recognize a realized loss equal to the premium paid to purchase the option, if the option expires unexercised. The difference between the proceeds received on effecting a closing sale transaction and the premium paid will be recognized as a realized gain or loss. If a put option is exercised, the premium paid is deducted from the proceeds on the sale of the underlying security in determining whether the Funds have a realized gain or loss.

Average Balance Information

The average monthly market values of purchased and written options during the period ended August 31, 2014, for the WBI Absolute Return Balanced Fund was $3,259 and $8,639, respectively.

Transactions in written options contracts for the period ended August 31, 2014, are as follows:

WBI Absolute Return Balanced Fund
	Contracts	Premiums Received
Beginning Balance	-	$-
Options Written	3,832	110,243
Options Closed	(434)	(46,442)
Options Exercised	(890)	(20,359)
Options Expired	(2,168)	(10,463)
Outstanding at August 31, 2014	340	$32,979

The average monthly market values of purchased and written options during the period ended August 31, 2014, for the WBI Absolute Return Balanced Plus Fund was $1,525 and $4,807, respectively.

Transactions in written options contracts for the period ended August 31, 2014, are as follows:

WBI Absolute Return Balanced Plus Fund
	Contracts	Premiums Received
Beginning Balance	-	$-
Options Written	514	29,701
Options Closed	(293)	(19,616)
Options Exercised	(168)	(7,693)
Options Expired	(53)	(2,392)
Outstanding at August 31, 2014	-	$-

The average monthly market values of purchased and written options during the period ended August 31, 2014, for the WBI Absolute Return Dividend Income Fund was $2,188 and $7,280, respectively.

Transactions in written options contracts for the period ended August 31, 2014, are as follows:

WBI Absolute Return Dividend Income Fund
	Contracts	Premiums Received
Beginning Balance	-	$-
Options Written	688	38,595
Options Closed	(222)	(16,278)
Options Exercised	(48)	(5,232)
Options Expired	(283)	(7,187)
Outstanding at August 31, 2014	135	$9,898

The average monthly market values of purchased and written options during the period ended August 31, 2014, for the WBI Absolute Return Dividend Growth Fund was $7,149 and $22,086, respectively.

Transactions in written options contracts for the period ended August 31, 2014, are as follows:

WBI Absolute Return Dividend Growth Fund
	Contracts	Premiums Received
Beginning Balance	-	$-
Options Written	5,712	289,250
Options Closed	(2,336)	(107,910)
Options Exercised	(1,184)	(54,628)
Options Expired	(2,192)	(126,712)
Outstanding at August 31, 2014	-	$-

Note 3 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at August 31, 2014 was as follows*:

WBI Absolute Return Balanced Fund

Cost of investments	$70, 044,148

Gross unrealized appreciation	$2,183,740
Gross unrealized depreciation	(297,285)
Net unrealized appreciation	$1,886,455

WBI Absolute Return Balanced Plus Fund

Cost of investments	$17,456,321

Gross unrealized appreciation	$454,153
Gross unrealized depreciation	(22,236)
Net unrealized appreciation	$431,917

WBI Absolute Return Dividend Income Fund

Cost of investments	$9,987,175

Gross unrealized appreciation	$417,077
Gross unrealized depreciation	(20,445)
Net unrealized appreciation	$396,632

WBI Absolute Return Dividend Growth Fund

Cost of investments	$89,852,538

Gross unrealized appreciation	$3,406,651
Gross unrealized depreciation	(359,811)
Net unrealized appreciation	$3,046,840

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
                                             Douglas G. Hess, President

Date 10/30/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Douglas G. Hess
                                    Douglas G. Hess, President

Date 10/30/14

By (Signature and Title)*  /s/ Cheryl L. King
                                              Cheryl L. King, Treasurer

Date  10/30/14

* Print the name and title of each signing officer under his or her signature.